Unaudited Interim Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2022	€ 219,797	€ 20,755	€ 594,043	€ 55,252	€ (306,974)	€ (143,279)
Total comprehensive income/(loss)	(67,602)			1,669		(69,271)
Income appropriation	0				(143,279)	143,279
Share-based compensation expense:
Value of services	5,284			5,284
Exercises	42	82	(39)
Equity, ending balance at Sep. 30, 2023	157,521	20,837	594,003	62,205	(450,253)	(69,271)
Equity, beginning balance at Dec. 31, 2023	128,247	20,837	594,003	65,088	(450,253)	(101,429)
Total comprehensive income/(loss)	25,342			602		24,740
Income appropriation	0				(101,429)	101,429
Share-based compensation expense:
Value of services	6,740			6,740
Exercises	0	55	(55)
Capital Increase	61,180	3,450	57,730
Cost of equity transaction, net of tax	(4,039)		(4,039)
Equity, ending balance at Sep. 30, 2024	€ 217,469	€ 24,342	€ 647,640	€ 72,430	€ (551,682)	€ 24,740